Condensed financial information of the parent company - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 787,375	$ 107,870			¥ 588,644
Total current assets	¥ 3,949,185	$ 541,036	¥ 3,956,768	¥ 4,037,397	¥ 4,018,303	¥ 3,986,892	¥ 3,909,503	¥ 3,416,685	¥ 3,298,575	¥ 3,473,317	¥ 3,298,478	¥ 3,163,943
Non-current assets:
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]			Affiliated Entity [Member]
Other non-current assets	¥ 7,754	$ 1,062	15,201	18,713	¥ 20,469	18,480	18,344	27,980	35,264	75,037	114,379	143,067
Total non-current assets	178,375	24,437	306,293	356,762	401,793	422,189	394,167	981,800	990,096	969,821	1,011,250	1,084,861
Total assets	4,127,560	565,473	4,263,061	4,394,159	4,420,096	4,409,081	4,303,670	4,398,485	4,288,671	4,443,138	4,309,728	4,248,804
Current liabilities:
Salary and welfare payable	126,441	17,322			143,653
Accruals and other current liabilities	345,478	47,330			336,959
Total current liabilities	1,244,184	170,452	1,388,094	1,510,782	1,486,443	1,477,982	1,413,623	1,573,114	1,449,141	1,355,744	1,191,268	1,004,652
Non-current liabilities:
Total non-current liabilities	226,855	31,079			204,226
Total liabilities	1,471,039	201,531	1,601,985	1,719,298	1,690,669	1,676,085	1,609,772	1,795,311	1,672,599	1,460,662	1,305,249	1,132,369
Shareholders' equity:
Treasury shares (7,721,582 and 19,789,656 shares as of December 31, 2023 and 2024, respectively)	(45,812)	(6,276)			(5,549)
Additional paid-in capital	11,752,684	1,610,111			11,791,570
Statutory reserves	17,057	2,337			16,593
Accumulated other comprehensive income	202,601	27,756			182,824
Accumulated deficit	(9,270,356)	(1,270,034)	(9,246,296)	(9,256,558)	(9,256,358)	(9,270,056)	(9,319,066)	(9,339,428)	(9,344,462)	(9,004,586)	(8,901,836)	(8,711,216)	¥ 0
Total shareholders' equity	2,656,521	363,942	2,661,076	2,674,861	2,729,427	2,732,996	2,693,898	2,603,174	2,616,072	2,982,476	3,004,479	3,116,435		¥ 3,226,304
Total liabilities and shareholders' equity	4,127,560	565,473	¥ 4,263,061	¥ 4,394,159	4,420,096	¥ 4,409,081	¥ 4,303,670	¥ 4,398,485	4,288,671	¥ 4,443,138	¥ 4,309,728	¥ 4,248,804
Related Party
Non-current liabilities:
Other non-current liabilities	1,000	137			1,000
Nonrelated Party
Non-current liabilities:
Other non-current liabilities	220,570	30,218			195,585
Class A ordinary shares
Shareholders' equity:
Ordinary shares	296	41			296
Class B ordinary shares
Shareholders' equity:
Ordinary shares	51	$ 7			51
Parent Company | Reportable legal entities
Current assets:
Cash and cash equivalents	1,265				1,390				¥ 5,390					¥ 59,079
Prepayments and other current assets	0				433
Total current assets	1,265				1,823
Non-current assets:
Investment in subsidiaries	1,189,842				1,197,473
Amounts due from related parties	1,498,194				1,569,611
Total non-current assets	2,688,036				2,767,084
Total assets	2,689,301				2,768,907
Current liabilities:
Salary and welfare payable	108				106
Accruals and other current liabilities	7,496				7,470
Total current liabilities	31,456				32,494
Non-current liabilities:
Total non-current liabilities	1,324				6,986
Total liabilities	32,780				39,480
Shareholders' equity:
Treasury shares (7,721,582 and 19,789,656 shares as of December 31, 2023 and 2024, respectively)	(45,812)				(5,549)
Additional paid-in capital	11,752,684				11,791,570
Statutory reserves	17,057				16,593
Accumulated other comprehensive income	202,601				182,824
Accumulated deficit	(9,270,356)				(9,256,358)
Total shareholders' equity	2,656,521				2,729,427
Total liabilities and shareholders' equity	2,689,301				2,768,907
Parent Company | Reportable legal entities | Related Party
Current liabilities:
Amounts due to related parties	23,852				24,918
Parent Company | Reportable legal entities | Nonrelated Party
Non-current liabilities:
Other non-current liabilities	1,324				6,986
Parent Company | Reportable legal entities | Class A ordinary shares
Shareholders' equity:
Ordinary shares	296				296
Parent Company | Reportable legal entities | Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 51				¥ 51